BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Reduces assets property, plant and equipment		$ 11,099
Repayment of exchangeable notes				$ 12,042
Director [Member]
Statement Line Items [Line Items]
Repayment of exchangeable notes	$ 99,900